Provisions - Summary of Provisions (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Jan. 31, 2023
Disclosure of Provisions [line items]
Current	$ 766.7	$ 544.7
Non-current	148.5	120.5
Total provisions	915.2	665.2
Product related provisions [member]
Disclosure of Provisions [line items]
Total provisions	863.9	620.9
Other Provision [member]
Disclosure of Provisions [line items]
Total provisions	$ 51.3	$ 44.3